Debt Securities - Carrying value of securities (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Debt Securities
Available for sale debt securities			$ 8,921,715
Available for sale debt securities	$ 6,599,610	$ 6,606,761
Amortized Cost	$ 501,490	510,276
Amortized Cost			516,089
Total		$ 7,117,037	$ 9,437,804